Restructuring - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Number	Oct. 31, 2023 Number	Jul. 12, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 5,058
Accrued remaining payments	0
Company workforce reduction | Number		11
Research and Development Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	1,093
Board Of Director Chairman [Member]
Restructuring Cost and Reserve [Line Items]
Company workforce reduction			50.00%
Employee Severance and Other Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	479
Accrued remaining payments	0
July 2023 Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	3,015
July 2023 Workforce Reduction [Member] | Research and Development Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	1,800
July 2023 Workforce Reduction [Member] | General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	1,215
December Two Thousand Twenty Three Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	950
Expense related to future one-time employee benefits	86
Accrued remaining payments	$ 521
Company workforce reduction | Number	8
December Two Thousand Twenty Three Workforce Reduction [Member] | Research and Development Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 866
December Two Thousand Twenty Three Workforce Reduction [Member] | General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 64